NATURAL GAS AND OIL PROPERTIES - Summary (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($) well	Dec. 31, 2021 USD ($)
Reconciliation of changes in property, plant and equipment [abstract]
Impairment	$ (41,616)	$ 0	$ 0
Increase (decrease) in liability	42,650	$ (98,802)	78,156
Wells completed that were previously under development | well		5
Wells completed that Company participated with a non-operating interest | well		7
Natural gas and oil properties
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	2,555,808	$ 2,530,078
Disposals	(202,886)	0	(113,752)
Impairment		0	0
Ending balance	2,490,375	2,555,808	2,530,078
Additions related to acquisitions	266,306	285,212	907,383
Divestitures	202,886	0	113,752
Costs
Reconciliation of changes in property, plant and equipment [abstract]
Additions	42,496	95,245	70,855
Disposals	(11,076)	(5,018)	(2,433)
Divestitures	11,076	5,018	2,433
Costs | Natural gas and oil properties
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	3,062,463	2,866,353	1,968,557
Additions	353,888	219,490	1,012,691
Disposals	(209,612)	(23,380)	(114,895)
Ending balance	3,206,739	3,062,463	2,866,353
Divestitures	209,612	23,380	114,895
Depletion and impairment | Natural gas and oil properties
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(506,655)	(336,275)	(213,472)
Depletion expense	(168,093)	(170,380)	(122,803)
Impairment	(41,616)	0	0
Ending balance	$ (716,364)	$ (506,655)	$ (336,275)